Consolidated Statements of Cash Flows - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net income (loss) from continuing operations		$ (58,619)	$ 27,050	[1]
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets		(116,131)	(168,111)	[1]
Changes in fair value of inventory and biological assets sold		138,255	131,985	[1]
Depreciation of property, plant and equipment		13,384	12,289	[1]
Amortization of intangible assets		808	315	[1]
Share-based compensation		7,293	11,524	[1]
Impairment of property, plant and equipment		2,775	696	[1]
Impairment of intangible assets and goodwill		13,186	0	[1]
Net interest accrual and accretion		(1,147)	1,355	[1]
Deferred tax recovery (expense)		55	(3,152)	[1]
Other gains (losses)		(720)	(1,463)	[1]
Foreign exchange gain (loss)		(1,558)	(11,529)	[1]
Deferred compensation amortization		3,805	3,805	[1]
Cash provided by (used in) operating activities from continuing operations before changes in non-cash working capital		1,386	4,764	[1]
Changes in non-cash working capital		(9,214)	14,205	[1]
Net cash provided by (used in) operating activities from continuing operations		(7,828)	18,969	[1]
Net cash used in operating activities from discontinued operations		(5,683)	(2,963)	[1]
Net cash provided by (used in) operating activities		(13,511)	16,006	[1]
Investing activities
Purchase of short-term investments		(52,213)	0	[1]
Proceeds from disposal of marketable securities		0	5,488	[1]
Purchase of property, plant and equipment and intangible assets		(22,545)	(15,054)	[1]
Proceeds from disposal of property, plant and equipment and assets held for sale		1,096	1,981	[1]
Changes in restricted cash		818	(4,283)	[1]
Cash provided by (used in) investing activities from continuing operations		(72,844)	(11,868)	[1]
Net cash provided by (used in) investing activities from discontinued operations		235	(2,460)	[1]
Net cash provided by (used in) investing activities		(72,609)	(14,328)	[1]
Financing activities
Net principal payments of lease liabilities		(5,019)	(5,240)	[1]
Proceeds from issuance of shares		10,906	0	[1]
Share issuance costs		(1,578)	0	[1]
Proceeds from stock option exercise		587	820	[1]
Cash provided by (used in) financing activities from continuing operations		4,896	(4,420)	[1]
Net cash provided by (used in) financing activities from discontinued operations		4,865	4,304	[1]
Net cash provided by (used in) financing activities		9,761	(116)	[1]
Effect of foreign exchange on cash and cash equivalents		3,128	264	[1]
Increase (decrease) in cash and cash equivalents		(73,231)	1,826	[1]
Cash and cash equivalents, beginning of period	[1]	137,921	136,095
Cash and cash equivalents, end of period		$ 64,690	$ 137,921	[1]

[1]	Adjusted for discontinued operations (Note 6).